Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Feb. 09, 2014
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Supplement dated December 11, 2013 to the

GMO Trust Multi-Class Prospectus dated June 30, 2013, and Statement of Additional Information,

dated June 30, 2013, as revised October 1, 2013, each as supplemented

Changes to GMO Short-Duration Collateral Fund; Reorganization of GMO Debt Opportunities Fund into GMO Short-Duration Collateral Fund

At present, GMO Short-Duration Collateral Fund (“SDCF”) is not pursuing an active investment program and is gradually liquidating its portfolio. Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), the investment manager to SDCF, recommended to the Board, and the Board agreed, that effective on or about February 12, 2014 (the “Implementation Date”), SDCF will begin to pursue a more active investment program. Whereas SDCF does not currently pay any management fee under its existing management contract with GMO, in anticipation of this change, the Board and a majority of SDCF’s outstanding shares approved the implementation of a 0.25% annual management fee pursuant to an amended and restated management contract (the “New Management Contract”) between the Trust, on behalf of SDCF, and GMO, to become effective on the Implementation Date.

In connection with SDCF’s new investment program and the New Management Contract, the Board also approved other changes to SDCF’s class and fee structure and changes to SDCF’s investment objective, principal investment strategies and name. With respect to the new class structure, the Board approved (i) the reclassification and redesignation of outstanding shares of SDCF as Class VI shares of SDCF effective on or about the Implementation Date, and (ii) the establishment of Class III shares of SDCF. With respect to the new fee structure, effective on or about the Implementation Date, SDCF will (i) implement a new shareholder servicing fee arrangement pursuant to which Class III and Class VI shares of SDCF will pay GMO annual shareholder service fees of 0.15% and 0.055%, respectively, of each class’s average daily net assets, and (ii) charge a purchase premium of 0.40% of the amount invested and a redemption fee of 0.40% of the amount redeemed, subject to the waivers and reductions described elsewhere in the Prospectus. Also effective on or about the Implementation Date, GMO will begin pursuing an active investment program for SDCF that is substantially the same as that being pursued for GMO Debt Opportunities Fund (“DOF”), a series of the Trust described in a separate private placement memorandum, and SDCF will change its investment objective and principal investment strategies to match those of DOF.

In addition, the Board has approved the merger of DOF into SDCF, which is also expected to occur on or about the Implementation Date (the “DOF/SDCF Merger”). Pursuant to the DOF/SDCF Merger, DOF will exchange its portfolio assets for shares of SDCF and will then distribute those shares to its shareholders and liquidate. The DOF/SDCF Merger, which does not require shareholder approval, is expected to constitute a tax-free reorganization for U.S. federal income tax purposes.

Following the completion of the DOF/SDCF Merger, SDCF will change its name to “GMO Debt Opportunities Fund” and will adopt the following “name policy” to comply with the requirements of Rule 35d-1 under the 1940 Act: “Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments.” It is anticipated that, while SDCF will be the surviving entity of the DOF/SDCF Merger for corporate and U.S. federal income tax purposes, DOF will be the surviving entity for accounting purposes, meaning that the combined entity will adopt the financial reporting and performance history of DOF upon completion of the DOF/SDCF Merger.

In connection with these changes, effective as of the Implementation Date, the sections captioned “Investment objective,” “Fees and expenses,” “Example,” “Portfolio turnover,” “Principal investment strategies,” and “Principal risks of investing in the Fund” on pages 101-102 of the Prospectus will be amended and restated substantially as follows:

Debt Opportunities Fund

Investment objective

Positive total return.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class VI
Purchase premium (as a percentage of amount invested)	0.40%	0.40%
Redemption fee (as a percentage of amount redeemed)	0.40%	0.40%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class VI
Management fee	0.25%[1]	0.25%[1]
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.03%	0.03%
Total annual operating expenses	0.43%	0.34%
Expense reimbursement/waiver	(0.03%)[1]	(0.03%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.40%	0.31%

[1]  Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees, and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least March 1, 2015, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$122	$220	$327	$639	$81	$174	$277	$577
Class VI	$113	$192	$277	$529	$72	$146	$227	$466

*  After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio.

Principal investment strategies

The Fund invests primarily in debt investments and is not restricted in its exposure to any type of debt investment, without regard to credit rating. The Fund may invest in debt investments issued by a wide range of private issuers and by federal, state, local, and non-U.S. governments (whether or not guaranteed or insured by those governments). The Fund may invest in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the Fund may invest in corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. The Fund also may use other exchange-traded and over-the-counter (OTC) derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund’s debt investments may include all types of interest rate, payment, and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. The Fund may invest in securities of any credit quality and has no limit on how much it may invest in below investment grade securities (commonly referred to as “junk bonds”).

As of the date of this Prospectus, the Fund has invested substantially all of its assets in asset-backed securities, a substantial portion of which are below investment grade.

The Fund also may invest in U.S. Treasury Fund and unaffiliated money market funds.

In selecting debt investments for the Fund’s portfolio, the Manager emphasizes issue selection in its investment process, which involves examination of various sectors of structured product. The Manager uses analytical techniques to seek to find relative value among sectors and individual securities. The factors considered and investment methods used by the Manager can change over time.

The Fund does not maintain a specified interest rate duration for its portfolio.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments (see “Name Policies”).

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•
Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.

•	Liquidity Risk – Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•	Focused Investment Risk – Focusing investments in a limited number of countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•	Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.

•	Leveraging Risk – The use of reverse repurchase agreements and other derivatives creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•	Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds (including exchange-traded funds) will not perform as expected.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

•
Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.

GMO Short-Duration Collateral Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO SHORT-DURATION COLLATERAL FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return comparable to that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is not pursuing an active investment program and is gradually liquidating its portfolio.

The Fund primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds and bank loans made to corporations. In addition, the Fund holds government securities, corporate debt securities and money market instruments. The Fund also may invest in unaffiliated money market funds.

Because of the deterioration in credit markets that became acute in 2008, the Fund currently has and is expected to continue to have material exposure to below investment grade securities.

The Manager does not seek to maintain a specified interest rate duration for the Fund.

		Since October 2008, the Fund has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. The Fund currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to shareholders for tax purposes. See “Distributions and Taxes” below for more information on the tax implications of such distributions.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans, and home equity loans), creates more risk than if the Fund’s investments were less correlated.
  Management and Operational Risk – The Fund runs the risk that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, credit risk, and counterparty risk.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns Years Ending December 31, 2013
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 9.78% (2Q2009) Lowest Quarter: –15.22% (4Q2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2013
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
GMO Short-Duration Collateral Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1]
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.18%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total annual operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.15%
1 Year	rr_ExpenseExampleYear01	$ 15	[2]
3 Years	rr_ExpenseExampleYear03	55
5 Years	rr_ExpenseExampleYear05	98
10 Years	rr_ExpenseExampleYear10	227
1 Year	rr_ExpenseExampleNoRedemptionYear01	15	[2]
3 Years	rr_ExpenseExampleNoRedemptionYear03	55
5 Years	rr_ExpenseExampleNoRedemptionYear05	98
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 227
2004	rr_AnnualReturn2004	1.98%	[3]
2005	rr_AnnualReturn2005	3.57%	[3]
2006	rr_AnnualReturn2006	5.56%	[3]
2007	rr_AnnualReturn2007	1.83%	[3]
2008	rr_AnnualReturn2008	(19.27%)	[3]
2009	rr_AnnualReturn2009	25.20%	[3]
2010	rr_AnnualReturn2010	10.14%	[3]
2011	rr_AnnualReturn2011	(1.08%)	[3]
2012	rr_AnnualReturn2012	15.71%	[3]
2013	rr_AnnualReturn2013	10.79%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.78%	[3]
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.22%)	[3]
1 Year	rr_AverageAnnualReturnYear01	10.79%	[3]
5 Years	rr_AverageAnnualReturnYear05	11.83%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.83%	[3]
Incept.	rr_AverageAnnualReturnSinceInception	4.55%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 26, 2002	[3]
GMO Short-Duration Collateral Fund | Return After Taxes on Distributions | Class III
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.14%	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	11.17%	[3],[4]
10 Years	rr_AverageAnnualReturnYear10	3.85%	[3],[4]
Incept.	rr_AverageAnnualReturnSinceInception	3.61%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 26, 2002	[3],[4]
GMO Short-Duration Collateral Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class III
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.09%	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	7.86%	[3],[4]
10 Years	rr_AverageAnnualReturnYear10	2.48%	[3],[4]
Incept.	rr_AverageAnnualReturnSinceInception	2.80%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 26, 2002	[3],[4]
GMO Short-Duration Collateral Fund | J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes) | Class III
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.40%	[3]
5 Years	rr_AverageAnnualReturnYear05	0.71%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.33%	[3]
Incept.	rr_AverageAnnualReturnSinceInception	2.23%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 26, 2002	[3]

[1]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive or reduce the Fund's management fees (if any) and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund's direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least March 1, 2015, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[2]	After reimbursement
[3]	The returns are for the Fund's existing class of shares, which are not offered in this Prospectus and which the Fund expects to reclassify and redesignate as Class VI shares on or about February 12, 2014. The Fund's existing class of shares represents an investment in the same portfolio of securities as Class III shares. Annual returns for Class III shares and the Fund's existing class of shares differ only to the extent that the classes do not have the same expenses. Because Class III shares have higher expenses than the Fund's existing class of shares, the returns of Class III shares would have been lower.
[4]	For periods prior to the public offering of the Fund's existing class of shares, which began on October 29, 2009, the Fund's after-tax returns reflect dividends that included certain non-deductible investment expenses.